Merger (Tables)	12 Months Ended
Dec. 31, 2023
Merger [Abstract]
Schedule of Class A Common Stock and Series A Preferred Stock Outstanding

The following table presents the total shares of New Envoy Class A Common Stock and Series A Preferred Stock outstanding immediately after the Closing:

Class A Common Stock	Number of Shares
Exchange of Anzu Class A Common Stock subject to possible redemption that was not redeemed for New Envoy Class A Common Stock	1,500,874
Conversion of Anzu Class B Common Stock held by the Sponsor and Anzu’s former independent directors into New Envoy Class A Common Stock*	2,615,000
Subtotal – Merger, net of redemptions	4,115,874
Exchange of Envoy Common Stock for New Envoy Class A Common Stock	8,850,526
Exchange of Envoy Preferred Stock for New Envoy Class A Common Stock	1,272,055
Conversion of Convertible Notes as of September 29, 2023 into New Envoy Class A Common Stock	4,874,707
Net exercise of Envoy Warrants	2,702
Issuance of share consideration to Meteora parties	8,512
Shares recycled by Meteora parties	425,606
19,549,982

*        1,000,000 shares of the New Envoy Class A Common Stock are unvested and subject to restrictions and forfeitures per the Sponsor Support Agreement. These shares will vest upon the FDA approval of Acclaim CI or upon a change of control of the Company (see Note 10)

Series A Preferred Stock	Number of Shares
Exchange of Anzu Class B Common Stock for Series A Preferred Stock	2,500,000
Issuance of Series A Preferred Stock in connection with the PIPE Transaction	1,000,000
Issuance of Series A Preferred Stock in connection with the conversion of the Envoy Bridge Note	1,000,000
4,500,000